General Information, Structure and Organization of the Group's Business	12 Months Ended
Dec. 31, 2025
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General Information, Structure and Organization of the Group's Business

1.	GENERAL INFORMATION, STRUCTURE AND ORGANIZATION OF THE GROUP’S BUSINESS
General information
YPF S.A. (“YPF” or the “Company”) is a stock corporation (sociedad anónima) incorporated under the Argentine laws, with
a registered office at Macacha Güemes 515, in the Autonomous City of Buenos Aires.
YPF and its subsidiaries (the “Group”) form the leading energy group in Argentina, which operates a fully integrated oil and gas chain with leading positions in the local market for Upstream, Midstream, Downstream, LNG, Integrated Gas and New Energies businesses in Argentina.
Structure and organization of the Group’s business
As of December 31, 2025, the Group carries out its operations in accordance with the following structure:

-	Upstream

-	Midstream and Downstream

-	LNG and Integrated Gas

-	New Energies

-	Central Administration and Others
Activities covered by each business segment are detailed in Note 5. The following table presents the main companies of the Group as of December 31, 2025, by business segment:

Entity	Country	Main business	% of ownership of capital stock (1)	Relationship

Upstream
Eleran	Spain	Hydrocarbon exploration through the subsidiary YPF E&P Bolivia S.A. (7)	100%	Subsidiary
SC Gas (4)	Argentina	Hydrocarbon exploitation	100%	Subsidiary
VMI (4)	Argentina	Hydrocarbon exploitation	100%	Subsidiary

Midstream and Downstream
OPESSA	Argentina	Gas stations	99.99%	Subsidiary
OLCLP (4)	Argentina	Hydrocarbon transportation	100%	Subsidiary
Refinor (4)	Argentina	Industrialization and commercialization of hydrocarbons	100%	Subsidiary
OTA	Argentina	Hydrocarbon transportation	36%	Joint venture
OTC	Chile	Hydrocarbon transportation	36%	Joint venture
Oldelval	Argentina	Hydrocarbon transportation	37%	Associate
OTAMERICA	Argentina	Hydrocarbon transportation	30%	Associate
Termap	Argentina	Hydrocarbon transportation	33.15%	Associate
VMOS (3) (5)	Argentina	Hydrocarbon transportation	24.49%	Associate
YPF Gas	Argentina	Commercialization of LPG	33.99%	Associate

LNG and Integrated Gas
YPF Chile	Chile	Commercialization of natural gas	100%	Subsidiary
Argentina LNG	Argentina	Industrialization and commercialization of LNG	100%	Subsidiary
Sur Inversiones Energéticas	Argentina	Industrialization and commercialization of LNG through Southern Energy S.A. associate.	100%	Subsidiary
MEGA	Argentina	Separation of natural gas liquids and their fractionation	38%	Joint venture

New Energies
Metrogas (2)	Argentina	Distribution of natural gas	70%	Subsidiary
Metroenergía	Argentina	Commercialization of natural gas	71.50%	Subsidiary
Y-TEC	Argentina	Research and development of technology	51%	Subsidiary
YPF Ventures	Argentina	Corporate investments	100%	Subsidiary
YPF EE	Argentina	Generation of electric power	75%	Joint venture
CT Barragán	Argentina	Generation of electric power	50%	Joint venture
CDS (6)	Argentina	Generation of electric power	10.25%	Associate

Central Administration and Others
AESA	Argentina	Engineering and construction services	100%	Subsidiary
YPF Digital	Argentina	Digital development services and solutions	100%	Subsidiary

(1)	Held directly by YPF and indirectly through its subsidiaries.

(2)	See Note 35.c.3) “Note from ENARGAS related to YPF’s equity interest in Metrogas” section.

(3)
In December 2024, YPF together with Pan American Sur S.A., Vista Energy S.A.U. and Pampa Energía S.A. signed a shareholders’ agreement to form a new company, VMOS which main purpose is the construction of the “Vaca Muerta Sur Project”, an oil transportation infrastructure project. VMOS has granted stock options to Pluspetrol S.A., Chevron Argentina S.R.L., CDC ApS, Shell Compañía Argentina de Petróleo S.A., Shell Overseas Investments B.V., Gas y Petróleo del Neuquén S.A. and Tecpetrol S.A. During 2025, the aforementioned companies have exercised such stock options becoming shareholders of VMOS.

(4)	See Note 3.

(5)	See Note 34.d).

(6)	Additionally, the Group has a 22.36% indirect holding in capital stock through YPF EE.

(7)
In 2025, drilling of the committed exploratory well in the Charagua block in Bolivia concluded, resulting in a dry well. As of the date of issuance of these consolidated financial statements, all contractual commitments associated with said concession have been fulfilled.